Goodwill (Tables)	12 Months Ended
Mar. 31, 2023
Disclosure of reconciliation of changes in goodwill [abstract]
Disclosure of reconciliation of changes in goodwill [Table Text Block]
The following table presents the changes in goodwill during the years ended March 31, 2023 and 2022:

	As of March 31,
	2023		2022
Opening balance, gross	Rs .	21,094	Rs.	20,852
Goodwill arising on business combinations (1)		-		260
Effect of translation adjustments		99		(18)
Impairment loss (2) (3)		(16,948)		(16,676)
Closing balance	Rs.	4,245	Rs.	4,418

(1)
Refer to Note 6 (“Business Combinations”) of these consolidated financial statements for further details.

(2)

During the year ended March 31, 2023, the Company assessed performance of the
Nimbus Health business against the initial estimates and recognized an impairment charge of the carrying values of Rs.272. This impairment loss pertains to the Company’s Global Generics segment.

(3)
During the year ended March 31, 2022, the Company recorded impairment loss of Rs.392 pertaining to the Shreveport CGU.  Refer to Note 12
(“Property plant and equipment”)
of these consolidated financial statements for further details. Such goodwill was included as part of “Global Generics-North America Operations”.

Disclosure of Information for Cash generating Units [Table Text Block]
The carrying amount of goodwill (other than those arising upon investment in a joint venture) was allocated to the cash generating units as follows:

	As of March 31,
	2023		2022
PSAI-Active Pharmaceutical Operations	Rs.	997	Rs.	997
Global Generics-Complex Injectables		1,483		1,396
Global Generics-North America Operations (3)		631		631
Global Generics-Branded Formulations (2)		1,021		1,281
Others		113		113
	Rs.	4,245	Rs.	4,418
(2)

During the year ended March 31, 2023, the Company assessed performance of the
Nimbus Health business against the initial estimates and recognized an impairment charge of the carrying values of Rs.272. This impairment loss pertains to the Company’s Global Generics segment.

(3)
During the year ended March 31, 2022, the Company recorded impairment loss of Rs.392 pertaining to the Shreveport CGU.  Refer to Note 12
(“Property plant and equipment”)
of these consolidated financial statements for further details. Such goodwill was included as part of “Global Generics-North America Operations”.